SCHEDULE OF ESTIMATED MATURITIES OF PRINCIPAL PAYMENTS FOR NOTES PAYABLE (Details)	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 148,828
Total payments	148,828
Less debt discount	(9,551)
Total notes payable, net	$ 139,277